Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share, issuable under the Registrant's 2023 Share Incentive Plan II
Amount Registered | shares	264,107,643
Proposed Maximum Offering Price per Unit	0.0298
Maximum Aggregate Offering Price	$ 7,870,407.761
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,086.9
Offering Note
(1)
The Class A ordinary shares of XCHG Limited (the “Registrant”) registered hereunder may be represented by American depositary shares (“ADSs”), each representing 40 of the Registrant’s Class A ordinary shares, par value $0.00001 per share (“Ordinary Shares”). The ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-276812).

Represents Ordinary Shares (or ADSs representing Ordinary Shares) reserved for future issuance under the Registrant’s 2026 Share Incentive Plan (the “2026 Plan”) and Ordinary Shares (or ADSs representing Ordinary Shares) issuable upon the settlement of Restricted Share Units outstanding under the Registrant’s 2023 Share Incentive Plan II (the “2023 Plan II” and, together with the 2026 Plan, the “Plans”). Ordinary Shares issuable upon the settlement of Restricted Share Units outstanding under the 2023 Plan II that are forfeited, terminated, expire or are otherwise cancelled may become available for issuance under the 2026 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement is deemed to cover an indeterminate number of Ordinary Shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Plans.

The proposed maximum offering price per share is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, and is based on US$0.0298 per Ordinary Share (or US$1.193 per ADS), the average of the high and low prices for the ADSs as quoted on The Nasdaq Global Market on March 4, 2026, adjusted for the ADS to Class A ordinary share ratio of 40 Ordinary Shares per ADS.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share, issuable under the Registrant's 2026 Share Incentive Plan
Amount Registered | shares	1,492,028,626
Proposed Maximum Offering Price per Unit	0.0298
Maximum Aggregate Offering Price	$ 44,462,453.055
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,140.26
Offering Note
(1)
The Class A ordinary shares of XCHG Limited (the “Registrant”) registered hereunder may be represented by American depositary shares (“ADSs”), each representing 40 of the Registrant’s Class A ordinary shares, par value $0.00001 per share (“Ordinary Shares”). The ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-276812).

Represents Ordinary Shares (or ADSs representing Ordinary Shares) reserved for future issuance under the Registrant’s 2026 Share Incentive Plan (the “2026 Plan”) and Ordinary Shares (or ADSs representing Ordinary Shares) issuable upon the settlement of Restricted Share Units outstanding under the Registrant’s 2023 Share Incentive Plan II (the “2023 Plan II” and, together with the 2026 Plan, the “Plans”). Ordinary Shares issuable upon the settlement of Restricted Share Units outstanding under the 2023 Plan II that are forfeited, terminated, expire or are otherwise cancelled may become available for issuance under the 2026 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement is deemed to cover an indeterminate number of Ordinary Shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the Plans.

The proposed maximum offering price per share is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, and is based on US$0.0298 per Ordinary Share (or US$1.193 per ADS), the average of the high and low prices for the ADSs as quoted on The Nasdaq Global Market on March 4, 2026, adjusted for the ADS to Class A ordinary share ratio of 40 Ordinary Shares per ADS.